Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the VIE	The following financial statement amounts and balances of the VIE were included in the accompanying audited consolidated financial statements for the years ended December 31, 2024, 2023 and 2022, respectively:
	As of	As of
	December 31, 2024	December 31, 2023
Assets

Current Assets:
Cash and cash equivalents	$34,318	$21,645
Restricted cash	5,545	2,568
Notes receivable	7,309	5,525
Accounts receivable, net	126,467	97,006
Due from related parties	662	41
Prepayments and other current assets, net	28,912	20,109
Total Current Assets	203,213	146,894

Property and equipment, net	57,827	38,265
Intangible assets, net	11,413	12,160
Operating lease right-of-use assets, net	9,827	17,918
Long-term investments	1,900	8,831
Deposits for investment	10,573	8,471
Deferred tax assets	1,396	6,219
Other non-current assets	9,623	11,191
Total Assets	$305,772	$249,949

Liabilities and Equity

Current Liabilities
Notes payable	$14,907	$8,471
Accounts payable	91,936	62,628
Short-term bank loans	39,401	36,130
Due to related parties	1,687	1,704
Salary and welfare payables	3,017	4,582
Accrued expenses and other current liabilities	7,508	5,524
Operating lease liabilities, current	4,218	6,315
Tax payables	2,994	2,249
Total Current Liabilities	165,668	127,603

Long-term bank loans	16,390	-
Operating lease liabilities, non-current	4,648	10,831
Deferred tax liabilities	49	4,229
Other non-current liabilities	2,839	1,997
Total Liabilities	189,594	144,660

Net assets	$116,178	$105,289

Schedule of Consolidated Operations
	Years Ended December 31,
	2024	2023	2022

Total revenues	$498,122	$401,825	$370,325
Cost of revenues	$(453,365)	$(355,662)	$(328,793)
Income from operations	$14,450	$14,420	$10,318
Net income	$10,490	$10,828	$8,298

Schedule of Depreciation and Amortization are Computed Using the Straight Line Method Over the Following Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value.

Useful Life
Building	10-40 years
Office equipment	5-10 years
Machinery and tools	5 years
Vehicles	5-7 years
Leasehold improvements	Lesser of the lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Land use right	32 - 50 years
Licensed software	5 years

Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by services:

	Years Ended December 31,
	2024	2023	2022

Revenues:
Transportation	$484,754	$383,211	$346,039
Warehouse storage management service	16,432	18,160	20,322
Others	2,972	2,750	3,964
Total revenues	$504,158	$404,121	$370,325

Schedule of Disaggregated Information of Revenues by Geographic Locations	Disaggregated information of revenues by geographic locations are as follows:
	Years Ended December 31
	2024	2023	2022

Fujian	$362,620	$267,393	$218,523
Beijing	30,721	29,110	36,958
Zhejiang	18,297	15,448	15,782
Guangdong	14,343	14,130	17,848
Shangdong	10,500	11,189	14,159
Others	67,677	66,851	67,055
Total	$504,158	$404,121	$370,325